VIRTUS PREMIUM ALPHASECTOR SERIES
Virtus Premium AlphaSectorSM Series
Fund Summary Investment Objective
Long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Premium AlphaSector Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS PREMIUM ALPHASECTOR SERIES Virtus Premium AlphaSector Series
Shareholder Fee, Other	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS PREMIUM ALPHASECTOR SERIES Virtus Premium AlphaSector Series
Management Fees		1.10%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	4.69%
Acquired Fund Fees and Expenses		0.20%
Total Annual Series Operating Expenses	[1]	6.24%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS PREMIUM ALPHASECTOR SERIES Virtus Premium AlphaSector Series	620	1,837	3,025	5,866

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the period from inception (February 14, 2011) through its fiscal year end (December 31, 2011), the fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies
The Series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. (“NASDAQ”). The Series may invest in exchange-traded funds (“ETFs”) and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The Series has the flexibility to invest in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The series may also invest in stocks of primarily large-cap issuers. The Series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the Series. The Series may also deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the index and/or the model allocation is likely to violate applicable legal on regulatory restrictions or otherwise result in adverse consequences for the Series.

Principal Risks
The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the Series invests. The principal risks of investing in the Series are:
>	Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
>	Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
>	Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Portfolio Turnover Risk. The risk that the Series’ investment strategy will result in a high portfolio turnover rate, exposing the Series to increased brokerage commissions and/or additional capital gains for tax purposes, thereby decreasing the Series’ investment returns.
>	Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly. To the extent that the Series invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the Series is more vulnerable to conditions that negatively affect such sectors as compared to a Series that is not significantly invested in such sectors.
>	U.S. Government Securities Risk. The risk that U.S. Government securities in the Series portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The Series commenced operations on February 14, 2011. As a result, it does not have a significant operating history. Performance information is available at virtus.com or by calling 800-367-5877.